Acquisitions Schedule of Disposal Groups, Including Discontinued Operations (Tables)	12 Months Ended
Jan. 31, 2013
Business Combinations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The income (loss) from discontinued operations, net of income taxes, including the gain and (losses) upon disposition, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Germany	$—	$(67)	$1,041
Seiyu	—	—	(7)
Income (loss) from discontinued operations, net of income taxes	$—	$(67)	$1,034